Condensed Balance Sheets - USD ($)	Apr. 30, 2023	Oct. 31, 2022	Oct. 31, 2021
Current assets:
Cash	$ 2,188,209	$ 73,648	$ 78,877
Prepaid expenses and other receivables	115,739	35,000	21,154
Deferred offering costs		1,643,881	190,298
Total current assets	2,303,948	1,752,529	290,329
Oil and gas properties - not subject to amortization	7,341,252	5,836,232	5,583,720
Advance to operators	1,365,148	1,900,000	1,900,000
Total assets	11,010,348	9,488,761	7,774,049
Current liabilities:
Accounts payable and accrued liabilities	1,168,023	1,164,055	16,119
Asset retirement obligations - current	2,778	2,778	2,778
Notes payable - related party, net of discounts		5,428,936	3,661,885
Warrants liability		114,883
Total current liabilities	1,170,801	6,710,652	3,680,782
Long-term liabilities:
Franchise tax accrual	4,250	9,450
Asset retirement obligations, net of current portion	46,924	45,535	42,757
Total Long-term liabilities	51,174	54,985	42,757
Total liabilities	1,221,975	6,765,637	3,723,539
Commitments and Contingencies (Note 7)
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; -0- shares issued and outstanding at April 30, 2023 and October 31, 2022, respectively
Common stock, $0.0001 par value; 490,000,000 shares authorized; 24,799,202 and 16,972,800 shares issued and outstanding as of April 30, 2023 and October 31, 2022, respectively	2,480	1,697	1,098
Stock subscription receivable	(10,010)	(10,010)	(50,545)
Additional paid-in capital	16,752,597	6,633,893	4,202,021
Accumulated deficit	(6,956,694)	(3,902,456)	(102,064)
Total stockholders’ equity	9,788,373	2,723,124	4,050,510
Total liabilities and stockholders’ equity	11,010,348	9,488,761	7,774,049
Nonrelated Party [Member]
Current liabilities:
Notes payable - related party, net of discounts		4,403,439
Related Party [Member]
Current liabilities:
Notes payable - related party, net of discounts		$ 1,025,497	$ 3,661,885